Partnership Formation and General Information:	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements
Partnership Formation and General Information:

1. Partnership Formation and General Information:

Dynagas LNG Partners LP (“Dynagas Partners” or the “Partnership”) was incorporated as a limited partnership on May 30, 2013, under the laws of the Republic of the Marshall Islands. On November 18, 2013, the Partnership successfully completed its initial public offering (the “IPO”), pursuant to which, the Partnership offered and sold 8,250,000 common units to the public at $18.00 per common unit, and in connection with the closing of the IPO,  the Partnership’s Sponsor, Dynagas Holding Ltd., a company beneficially wholly owned by Mr. George Prokopiou, the Partnership’s Chairman and major unitholder and certain of his close family members, offered and sold 4,250,000 common units to the public at $18.00 per common unit. In connection with the IPO, the Partnership entered into certain agreements including: (i) an omnibus agreement with the Sponsor, as amended and as currently in effect, (the “Omnibus Agreement”), which provides the Partnership the right to purchase all or a portion of the ownership interests in certain identified liquefied natural gas (“LNG”) carrier vessels at a purchase price to be determined pursuant to the terms and conditions contained therein (Note 3(c)) and, (ii) a $30 million interest free revolving credit facility with its Sponsor (the “$30 million Sponsor Facility”) (Note 3(b)), which was extended on November 14, 2018 until November 2023, to be used for general Partnership purposes.

As of December 31, 2018, the Partnership reported a working capital deficit of $159.8 million, resulting primarily from the maturity of its $250 Million Senior Unsecured Notes due 2019 (the “2019 Notes”) that were due on October 30, 2019. Accordingly, the Partnership had estimated that available cash and cash expected to be generated from operating activities would not be sufficient to repay the 2019 Notes when they would become due on October 30, 2019. Based on the foregoing, the Partnership reported that there was substantial doubt about it’s ability to continue as a going concern.

During the year ended December 31, 2019, the Partnership entered into a new 5-year syndicated $675 million senior secured term loan (the “$675 Million Credit Facility”) for an amount up to $675 million (Note 5). On September 25, 2019, the Partnership drew down the full amount under the $675 Million Credit Facility and on the same date, the Partnership used $470.4 million to repay the outstanding indebtedness under the $480.0 million senior secured term loan (the “Term Loan B”). The remaining amount together with cash on hand was used to repay the $250.0 million aggregate principal amount of its 2019 Notes at their maturity on October 30, 2019.

Although the Partnership’s liquidity is unpredictable since it is dependent on numerous factors that are outside of the Partnership’s control, certain Partnership expenditures and revenues may be estimated. Such Partnership expenditures and revenues include (i) the scheduled repayment of principal and interest on the Partnership’s debt, (ii) the payment of distributions on the Partnership’s preferred units, when, as and if declared in the sole discretion of its’ Board of Directors, (iii) the payment of expected capital expenditures and working capital, (iv) the maintenance of cash reserves to satisfy the liquidity covenant contained in the new 5-year syndicated $675 million senior secured term loan (Note 5)and (v) the Partnership revenues contracted to be earned under long-term charter agreements.

Further to the above, the Partnership estimates that available cash and cash expected to be generated from operating activities will be sufficient to pay its current liabilities in the twelve-month period ending one year after the issuance of the consolidated financial statements and, accordingly, there is no substantial doubt about the Partnership’s ability to continue as a going concern.

The Partnership is engaged in the seaborne transportation industry through the ownership and operation of high specification LNG vessels and is the sole owner (directly or indirectly) of all outstanding shares or units of the following subsidiaries as of December 31, 2019:

Vessel Owning Subsidiaries:

Company Name	Country of incorporation/ formation	Vessel Name	Delivery date from shipyard	Delivery date to Partnership	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	May 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	May 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	May 2013	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”)	Marshall Islands	Holding company that owns all of the outstanding share capital of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities were limited to the co-issuance of the 2019 Notes discussed under Note 5 and engaging in other activities incidental thereto.
Arctic LNG	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and co-borrower of the Partnership’s Term Loan B discussed under Note 5.

Since the Partnership’s inception, the technical, administrative and commercial management of the Partnership’s fleet is performed by Dynagas Ltd. (“Dynagas” or the “Manager”), a related company, wholly owned by the Partnership’s Chairman (Note 3(a)).

As of December 31, 2019, the Partnership’s Sponsor owned 44.0% of the outstanding equity interests in the Partnership (excluding the Series A Preferred Units and the Series B Preferred Units, both of which, generally, have no voting rights), including the 0.1% general partner interest retained by it, as the General Partner, through Dynagas GP LLC, which is owned and controlled by the Sponsor.